Angel Oak Mortgage Trust 2024-3 ABS-15G

Exhibit 99.56

Exception Detail

Run Date - 01/29/2024 9:06:20 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	XXX	2024030735	XXX	XXX	XXX	Credit	Flood Certificate		Flood Certificate - is missing.		Missing Flood Certificate	Information provided			XXX			A	XXX	XXX	XXX	XXX	XXX	C	A	C	A	A	A	A	A		Non-QM	1
XXX	XXX	2024030737	XXX	XXX	XXX	Credit	UW Approval		UW Approval - UW Approval - 1008 or 92900 LT missing		Missing 1008	Received 1008			XXX			A	XXX	XXX	XXX	XXX	XXX	D	A	D	A	A	A	A	A		Non-QM	1
XXX	XXX	2024030739	XXX	XXX	XXX	Credit	UW Credit		UW Credit - UW - Credit Requirements for Program		Exception requested for XXX type XXX. As per guideline, XXX type XXX is not included on XXX.		Exception approved due to compensating factors: Low DTI of XXX%; reserves of XXX months, FICO of XXX, minimum XXX				XXX	B	XXX	XXX	XXX	XXX	XXX	C	B	C	B	A	A	A	A		QM Safe Harbor	1
XXX	XXX	2024030739	XXX	XXX	XXX	Credit	UW Credit		UW Credit - UW - Credit Requirements for Program		Exception requested on XXX% LTV. As per guideline, max LTV for XXX is 65%.		Exception approved due to compensating factors: Low DTI of XXX%; reserves of XXX months, FICO of XXX, minimum XXX				XXX	B	XXX	XXX	XXX	XXX	XXX	C	B	C	B	A	A	A	A		QM Safe Harbor	1
XXX	XXX	2024030740	XXX	XXX	XXX	Credit	UW Credit		UW Credit - UW - Credit Other		Exception required for DSCR ratio less than XXX.		Compensating Factors: Post-closing reserves of XXX months. Fico of XXX is XXX points higher than the minimum. XXX condition, increasing values, shortage in demand/supply/marketing time of less than XXX months.				XXX	B	XXX	XXX	XXX	XXX	XXX	C	B	C	B	N/A	N/A	A	A		Exempt	1